EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2021
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE

20.        EARNINGS PER SHARE

Basic earnings / (loss) per share is calculated based on the weighted average number of shares outstanding during the period. Diluted earnings per share is based on the weighted average number of ordinary shares outstanding plus the effect of dilutive non-vested restricted stock, stock options and warrants, using the treasury method, as applicable.

When a loss is reported, potentially issuable common shares are excluded from the calculation of diluted earnings per share as their effect would be anti-dilutive.

As of June 30, 2021, there were 735,475 shares related to the 2018 RSA plan, 2020 LTIP and the Amazon warrant that were considered dilutive and shares related to such plans that were considered anti-dilutive, using the treasury method.

As of June 30, 2020, there were 1,176,370 vested out of the 1,841,660 awards that have vested. The unvested shares of 665,291 have a small dilutive impact to the Earnings / (Loss) Per Share. On June 30, 2020, the Group issued LTIP (see Note 19), there were 40,500 options vested out of 338,432 options issued. The remaining unvested options have an anti-dilutive impact. Additionally, 288,748 warrant shares have vested and are a component of the basic per share calculation. The remaining unvested warrant shares have an anti – dilutive impact.

The Series A, B and C Preferred Convertible Shares do not meet the definition of ordinary shares under IAS 33 because of their preferred participation rights, under which Series B and C are entitled to receive total dividends of $91.8 million subsequent to Series A receiving the first $9.5 million in dividends before dividends may be paid on the Class A and B Common Shares. The Company paid the dividend on July 24, 2020 of $4 million to TRGI, the holder of Series A preferred share. Accordingly the company’s Class A and Class B common shares are deemed to be the only ordinary shares for purposes of calculating earnings per share.

As the income for the year ended June 30, 2020 and June 30, 2019, did not exceed the value of the preferred participation rights of the Series A, B and C Preferred Convertible Shares, the income/loss attributable to the ordinary shareholders of the company has been assessed as $0.

For the year ended June 30, 2020, a voluntary conversion of the Series A, B and C preferred convertible shares would be antidilutive, because all shares of the company would become ordinary shares and the income for the period would be attributable to all such shares. For the year ended June 30, 2019 the effect of conversion would be dilutive as the company recorded a loss for that year from continuing operations.

	June 30,	June 30,	June 30,
	2021	2020	2019
	(US$’000)
Total - Income attributable to shareholders of the Holding Company	2,847	7,770	10,965
Continuing operations - Income / (loss) attributable to shareholders of the Holding Company	2,847	7,770	(4,519)

Total – Income attributable to ordinary shareholders of the company	2,847	—	—
Continuing operations – Income attributable to ordinary shareholders of the company	2,847	—	—

	(Shares)
Weighted average number of ordinary shares - basic	17,649,446	1,176,370	956,835

	(US$)
Total - Basic earnings per share	0.16	—	—
Continuing operations - Basic earnings per share	0.16	—	—

	(Shares)
Weighted average number of ordinary shares - diluted	18,384,921	12,936,962	12,461,182

	(US$)
Total - Diluted earnings per share	0.15	—	—
Continuing operations - Diluted earnings / (loss) per share	0.15	—	(0.36)